Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 149.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,870	$2,352,928

		$2,352,928

Education — 4.8%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$590	$629,211
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	522,562
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	291,686
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	590	636,067
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	9,028,736

		$11,108,262

Electric Utilities — 4.7%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,925,500

		$10,925,500

Escrowed/Prerefunded — 3.8%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	$5,400	$6,014,736
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	206,060
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,689,924

		$8,910,720

General Obligations — 38.2%
Chicago Board of Education, IL, 5.00%, 12/1/26	$3,000	$3,450,360
Chicago Board of Education, IL, 5.00%, 12/1/27	500	581,285
Clackamas Community College District, OR, 0.00%, 6/15/28	1,830	1,458,492
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	761,630
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	777,980
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,773,641
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,813,366
Detroit, MI, 5.00%, 4/1/27	1,700	1,921,901
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	557,456
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	631,780
Illinois, 5.00%, 11/1/28	1,500	1,717,020
Illinois, 5.00%, 5/1/33	3,200	3,474,176
Illinois, 5.00%, 5/1/39	1,165	1,253,354
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,350,400
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,756,900
Portland Community College District, OR, 3.25%, 6/15/32(2)	10,250	10,644,420
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	1,111,755
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	875,925
San Bernardino Community College District, CA, 4.00%, 8/1/30(2)	10,000	10,878,700

Security	Principal Amount (000’s omitted)	Value
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(2)	$4,200	$4,545,450
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(2)	4,350	4,687,908
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	11,010,300
Washington, 4.00%, 7/1/29(2)	10,000	10,881,900

		$88,916,099

Hospital — 13.8%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	$10,000	$11,103,600
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,748,650
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,241,129
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	517,986
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,146,480
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,118,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	10,578,200
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,686,720

		$32,141,095

Housing — 4.9%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$1,110	$1,150,715
Virginia Housing Development Authority, 3.625%, 1/1/31(2)	10,000	10,377,100

		$11,527,815

Industrial Development Revenue — 6.8%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,490,201
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	576,558
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,203,100
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,642,825
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	574,265
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	981,993
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,200	1,298,496
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,232,260
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	555	612,226
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	119,274

		$15,731,198

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$500	$537,185
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,366,300

		$5,903,485

Insured-General Obligations — 3.2%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$304,765
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	2,960,560
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,348,000

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	$1,230	$1,314,169
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	515,310

		$7,442,804

Insured-Special Tax Revenue — 1.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,506,359
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,645,745

		$3,152,104

Insured-Transportation — 5.3%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$870,644
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,500,036
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	7,133,572
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,144,110
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,584,814

		$12,233,176

Insured-Water and Sewer — 2.9%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$664,107
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	807,863
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	641,317
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,941,457
Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	655	654,987
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,025,320

		$6,735,051

Lease Revenue/Certificates of Participation — 3.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,085,320
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/28	3,000	3,586,860
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	2,000	2,375,980

		$7,048,160

Other Revenue — 6.3%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$783,412
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	10,791,400
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	3,191,137

		$14,765,949

Senior Living/Life Care — 10.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$258,597
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,558,234
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	296,170
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/27	250	284,285
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/28	250	282,482

Security	Principal Amount (000’s omitted)	Value
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$155,987
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,999,067
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,134,716
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	653,580
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	347,646
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,395,933
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,633,710
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,272,347
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	788,883
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	935,544
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,352,139
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	1,200	1,345,740
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,260,820
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	385	408,535
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	732,873
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,035	1,149,223
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	1,020,231
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	403,822
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	559,885
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	836,647
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,335,468

		$25,402,564

Special Tax Revenue — 16.7%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,335	$1,395,582
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	814,088
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	971,558
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,853,300
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,787,040
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(2)	2,000	2,248,740
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(2)	5,680	6,366,712
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(2)	2,120	2,365,030

		$38,802,050

Student Loan — 2.8%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$520	$545,287
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,453,930
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,080	1,136,819

Security	Principal Amount (000’s omitted)	Value
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,310	$1,431,843

		$6,567,879

Transportation — 10.4%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,944,360
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	864,200
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,617,045
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,158,280
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,642,798
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	812,721
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,493,920
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,612,400

		$24,145,724

Water and Sewer — 6.4%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,061,950
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,761,050
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	7,500	8,012,775

		$14,835,775

Total Tax-Exempt Municipal Securities — 149.8% (identified cost $321,235,326)		$348,648,338

Taxable Municipal Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,682,148
Chicago, IL, 7.375%, 1/1/33	1,000	1,185,540
Chicago, IL, 7.781%, 1/1/35	1,675	2,073,315

		$6,941,003

Insured-Transportation — 1.7%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$3,939,447

		$3,939,447

Total Taxable Municipal Securities — 4.7% (identified cost $8,409,408)		$10,880,450

Total Investments — 154.5% (identified cost $329,644,734)		$359,528,788

Other Assets, Less Liabilities — (54.5)%		$(126,790,667)

Net Assets — 100.0%		$232,738,121

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.0%
California	10.9%
Texas	10.5%
Arizona	10.3%
Others, representing less than 10% individually	56.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $12,727,930 or 5.5% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$348,648,338	$—	$348,648,338
Taxable Municipal Securities	—	10,880,450	—	10,880,450
Total Investments	$—	$359,528,788	$—	$359,528,788

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.